Summary of Significant Accounting Policies - Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years